Subsequent Events (Details Narrative) - USD ($)					6 Months Ended
	Apr. 26, 2021	Mar. 26, 2021	Jan. 20, 2021	Dec. 11, 2020	Jun. 30, 2021
Number of shares converted				16,955,336
Proceeds from common stock offering					$ 14,415,858
Subsequent Event [Member]
Proceeds from common stock offering		$ 11,071,842
Payments for legal settlement	$ 1,250,000
Subsequent Event [Member] | Tier 2 offerings [Member]
Proceeds from common stock offering		$ 3,520,175
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Debt instrument face amount			$ 2,500,000
Debt instrument conversion interest			50.00%
Number of shares converted			3,750,000
Subsequent Event [Member] | Secured Convertible Promissory Note [Member] | Minimum [Member]
Debt instrument variable interest rate			8.00%
Subsequent Event [Member] | Secured Convertible Promissory Note [Member] | Maximum [Member]
Debt instrument variable interest rate			15.00%